Quarterly Holdings Report
for

Strategic Advisers® Fidelity® International Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2020

SIL-QTLY-0121
1.912843.110

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 9.5%
	Shares	Value
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (a)	150,001	$9,502,037
Deutsche Telekom AG	662,227	11,955,567
HKT Trust/HKT Ltd. unit	4,900,000	6,404,350
		27,861,954
Interactive Media & Services - 0.0%
Z Holdings Corp.	684,500	4,316,491
Media - 0.1%
Informa PLC	596,611	4,179,140
Schibsted ASA (A Shares)	142,040	5,798,213
		9,977,353
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp.	199,300	13,735,025
Vodafone Group PLC	4,795,018	7,823,739
		21,558,764

TOTAL COMMUNICATION SERVICES		63,714,562

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.3%
Daimler AG (Germany)	128,765	8,620,986
Isuzu Motors Ltd.	995,200	9,673,666
Suzuki Motor Corp.	72,800	3,904,125
Toyota Motor Corp.	249,800	16,859,088
		39,057,865
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd.	248,112	5,838,979
Compass Group PLC	270,020	4,751,183
Sands China Ltd.	1,768,800	7,229,316
Wynn Macau Ltd. (b)	1,529,200	2,605,948
		20,425,426
Household Durables - 0.2%
Panasonic Corp.	350,200	3,714,061
Sony Corp.	247,500	23,063,405
		26,777,466
Internet & Direct Marketing Retail - 0.1%
Delivery Hero AG (a)(b)	44,880	5,456,834
Ocado Group PLC (b)	105,294	3,095,772
THG Holdings Ltd.	519,914	4,340,926
Zozo, Inc.	165,000	4,111,910
		17,005,442
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	59,300	5,396,784
Multiline Retail - 0.1%
B&M European Value Retail SA	916,570	5,795,135
Ryohin Keikaku Co. Ltd.	149,200	3,061,832
		8,856,967
Specialty Retail - 0.1%
Fast Retailing Co. Ltd.	8,100	6,636,820
John David Group PLC	184,597	1,894,247
Nitori Holdings Co. Ltd.	15,400	3,274,299
		11,805,366
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	21,610	6,896,694
Asics Corp.	322,800	5,801,456
Hermes International SCA	5,817	5,659,691
LVMH Moet Hennessy Louis Vuitton SE (c)	40,984	23,541,037
Moncler SpA	62,391	3,076,703
		44,975,581

TOTAL CONSUMER DISCRETIONARY		174,300,897

CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Anheuser-Busch InBev SA NV	53,452	3,563,299
Asahi Group Holdings	177,200	6,808,920
Diageo PLC	334,170	12,864,208
Heineken NV (Bearer)	75,371	7,945,941
Pernod Ricard SA	59,878	11,441,771
		42,624,139
Food & Staples Retailing - 0.1%
Seven & i Holdings Co. Ltd.	241,900	7,629,064
Tesco PLC	2,804,467	8,441,230
Tsuruha Holdings, Inc.	27,300	4,003,424
		20,073,718
Food Products - 0.3%
Barry Callebaut AG	2,161	4,656,498
JDE Peet's BV	24,060	929,229
Kerry Group PLC Class A	40,165	5,631,861
Nestle SA (Reg. S)	308,845	34,595,123
		45,812,711
Household Products - 0.1%
Reckitt Benckiser Group PLC	76,991	6,720,357
Unicharm Corp.	115,800	5,624,832
		12,345,189
Personal Products - 0.1%
Kao Corp.	98,600	7,390,564
Shiseido Co. Ltd.	71,900	5,073,598
		12,464,162
Tobacco - 0.1%
Swedish Match Co. AB	92,945	7,519,425

TOTAL CONSUMER STAPLES		140,839,344

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
BP PLC	3,175,080	10,308,947
Idemitsu Kosan Co. Ltd.	239,200	4,959,111
Neste Oyj	56,988	3,807,955
Royal Dutch Shell PLC Class A (United Kingdom)	392,532	6,580,550
Total SA	432,457	18,355,800
		44,012,363
FINANCIALS - 1.7%
Banks - 0.8%
Bankinter SA	601,691	2,983,802
BNP Paribas SA (b)	189,442	9,642,826
Commonwealth Bank of Australia	227,289	13,192,157
DBS Group Holdings Ltd.	384,900	7,232,211
Erste Group Bank AG	165,273	4,742,136
Intesa Sanpaolo SpA	3,370,700	7,808,111
KBC Groep NV	212,410	14,786,225
Lloyds Banking Group PLC	11,659,159	5,475,321
Mizrahi Tefahot Bank Ltd.	162,970	3,481,200
National Australia Bank Ltd.	971,605	16,163,828
Standard Chartered PLC (United Kingdom)	1,234,689	7,335,909
Sumitomo Mitsui Financial Group, Inc.	526,500	15,138,226
United Overseas Bank Ltd.	322,503	5,412,924
		113,394,876
Capital Markets - 0.2%
Amundi SA (a)	45,817	3,643,931
Deutsche Borse AG	20,890	3,479,691
EQT AB	198,689	4,436,319
Julius Baer Group Ltd.	88,246	5,086,680
London Stock Exchange Group PLC	49,685	5,358,609
Nordnet AB	91,000	1,090,561
UBS Group AG	440,380	6,246,400
		29,342,191
Diversified Financial Services - 0.2%
Investor AB (B Shares)	87,066	6,044,136
M&G PLC	2,804,935	6,959,698
ORIX Corp.	762,700	11,289,009
		24,292,843
Insurance - 0.5%
AIA Group Ltd.	1,200,400	13,173,656
Allianz SE	11,951	2,801,137
AXA SA	441,589	10,324,116
Direct Line Insurance Group PLC	601,870	2,361,063
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,244	3,669,923
NN Group NV	177,672	7,180,599
Prudential PLC	641,542	9,865,457
Swiss Re Ltd.	39,021	3,565,183
Talanx AG	108,512	3,976,597
Tokio Marine Holdings, Inc.	202,600	10,032,257
Zurich Insurance Group Ltd.	30,385	12,322,559
		79,272,547

TOTAL FINANCIALS		246,302,457

HEALTH CARE - 1.2%
Biotechnology - 0.1%
CSL Ltd.	52,328	11,422,773
Health Care Equipment & Supplies - 0.2%
Hoya Corp.	120,200	15,985,224
Koninklijke Philips Electronics NV	67,099	3,457,839
Olympus Corp.	124,900	2,696,028
		22,139,091
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA (b)	66,210	5,416,132
Lonza Group AG	17,638	11,097,350
Sartorius Stedim Biotech	13,544	4,883,584
		21,397,066
Pharmaceuticals - 0.8%
Astellas Pharma, Inc.	585,700	8,342,444
AstraZeneca PLC (United Kingdom)	211,683	22,149,424
Daiichi Sankyo Kabushiki Kaisha	249,500	8,833,634
Novartis AG	221,603	20,062,947
Roche Holding AG (participation certificate)	98,452	32,336,271
Sanofi SA	220,394	22,215,458
UCB SA	71,925	7,696,890
		121,637,068

TOTAL HEALTH CARE		176,595,998

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.1%
Airbus Group NV	78,868	8,245,455
BAE Systems PLC	788,045	5,257,681
MTU Aero Engines Holdings AG	18,980	4,469,670
		17,972,806
Air Freight & Logistics - 0.1%
Deutsche Post AG	242,522	11,698,840
Airlines - 0.0%
Ryanair Holdings PLC (b)	30,100	548,561
Ryanair Holdings PLC sponsored ADR (b)	55,700	5,779,989
		6,328,550
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	153,574	3,674,848
Daikin Industries Ltd.	23,500	5,322,510
Nibe Industrier AB (B Shares)	118,736	3,349,177
		12,346,535
Commercial Services & Supplies - 0.1%
Park24 Co. Ltd.	210,400	3,122,299
Rentokil Initial PLC (b)	619,023	4,098,435
Secom Co. Ltd.	32,700	3,263,219
Securitas AB (B Shares)	412,787	6,790,989
		17,274,942
Construction & Engineering - 0.1%
Ferrovial SA	147,703	4,124,666
VINCI SA	110,030	11,178,749
		15,303,415
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	48,446	9,873,949
Industrial Conglomerates - 0.1%
Siemens AG	120,603	16,097,433
Machinery - 0.3%
FANUC Corp.	52,900	12,975,856
Kawasaki Heavy Industries Ltd.	290,500	4,194,141
Makita Corp.	42,800	2,209,365
Minebea Mitsumi, Inc.	119,400	2,478,212
SMC Corp.	4,200	2,671,425
Techtronic Industries Co. Ltd.	423,000	5,399,999
THK Co. Ltd.	207,900	6,415,572
Volvo AB (B Shares)	247,156	5,629,379
		41,973,949
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	2,520	5,137,324
Professional Services - 0.2%
Experian PLC	196,977	6,978,874
Persol Holdings Co. Ltd.	128,600	2,345,991
Recruit Holdings Co. Ltd.	232,400	9,742,469
RELX PLC (London Stock Exchange)	133,820	3,096,745
SR Teleperformance SA	20,400	6,783,978
		28,948,057
Trading Companies & Distributors - 0.2%
Ferguson PLC	46,199	5,171,473
Itochu Corp.	419,200	11,062,385
Rexel SA	500,368	6,766,629
		23,000,487
Transportation Infrastructure - 0.1%
Aena Sme SA (a)(b)	46,400	7,558,933
Auckland International Airport Ltd.	1,403,129	7,654,540
		15,213,473

TOTAL INDUSTRIALS		221,169,760

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
Ericsson (B Shares)	505,849	6,209,658
Electronic Equipment & Components - 0.2%
Hitachi Ltd.	232,800	8,835,639
Keyence Corp.	23,500	11,981,789
Murata Manufacturing Co. Ltd.	85,800	7,481,007
		28,298,435
IT Services - 0.3%
Adyen BV (a)(b)	1,633	3,119,280
Afterpay Ltd. (b)	73,109	5,098,774
Amadeus IT Holding SA Class A	90,827	6,245,668
Capgemini SA	65,835	9,159,352
Edenred SA	48,795	2,788,396
Fujitsu Ltd.	40,500	5,602,695
IT Holdings Corp.	131,700	2,615,498
Worldline SA (a)(b)	63,435	5,873,357
		40,503,020
Semiconductors & Semiconductor Equipment - 0.2%
ASM Pacific Technology Ltd.	528,300	6,596,814
ASML Holding NV (Netherlands)	24,021	10,436,739
Infineon Technologies AG	129,019	4,551,915
Renesas Electronics Corp. (b)	270,900	2,400,611
Tokyo Electron Ltd.	24,000	8,156,493
		32,142,572
Software - 0.2%
Dassault Systemes SA	24,490	4,523,016
NICE Systems Ltd. (b)	36,967	8,887,770
Oracle Corp. Japan	51,400	5,700,429
SAP SE	54,413	6,568,537
		25,679,752

TOTAL INFORMATION TECHNOLOGY		132,833,437

MATERIALS - 0.7%
Chemicals - 0.2%
NOF Corp.	99,800	4,416,428
Shin-Etsu Chemical Co. Ltd.	75,500	12,368,875
Sika AG	32,535	8,278,392
Symrise AG	23,968	3,004,118
		28,067,813
Construction Materials - 0.1%
CRH PLC	156,232	6,145,096
HeidelbergCement AG	138,717	9,813,619
		15,958,715
Metals & Mining - 0.3%
Anglo American PLC (United Kingdom)	508,261	14,800,483
ArcelorMittal SA (Netherlands) (b)	506,493	9,209,821
Fortescue Metals Group Ltd.	424,155	5,675,928
Newcrest Mining Ltd.	253,491	5,011,002
Rio Tinto PLC	166,520	10,870,291
		45,567,525
Paper & Forest Products - 0.1%
Mondi PLC	293,324	6,418,280
Stora Enso Oyj (R Shares)	428,456	7,229,444
		13,647,724

TOTAL MATERIALS		103,241,777

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Big Yellow Group PLC	218,032	3,287,389
Link (REIT)	931,700	8,145,937
National Storage (REIT) unit	3,065,064	4,308,578
		15,741,904
Real Estate Management & Development - 0.1%
Grainger Trust PLC	740,543	2,777,580
Mitsubishi Estate Co. Ltd.	292,100	5,025,339
Sino Land Ltd.	3,197,959	4,365,631
Vonovia SE	137,731	9,417,985
		21,586,535

TOTAL REAL ESTATE		37,328,439

UTILITIES - 0.4%
Electric Utilities - 0.3%
Enel SpA	1,480,432	14,852,917
Iberdrola SA	1,165,844	16,004,373
ORSTED A/S (a)	45,340	8,157,880
SP AusNet	3,984,093	5,424,991
		44,440,161
Multi-Utilities - 0.1%
RWE AG	260,881	10,790,652

TOTAL UTILITIES		55,230,813

TOTAL COMMON STOCKS
(Cost $1,193,383,038)		1,395,569,847

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG
(Cost $7,505,076)	48,620	8,161,252

Equity Funds - 84.5%
Foreign Large Blend Funds - 10.2%
Fidelity Pacific Basin Fund (d)	4,884,671	211,213,167
Fidelity SAI International Index Fund (d)	19,075,647	242,069,963
Fidelity SAI International Low Volatility Index Fund (d)	98,940,227	1,048,766,409

TOTAL FOREIGN LARGE BLEND FUNDS		1,502,049,539

Foreign Large Growth Funds - 47.4%
Fidelity Advisor Overseas Fund Class I (d)	3,075,382	87,402,369
Fidelity Diversified International Fund (d)	38,277,789	1,754,653,853
Fidelity International Capital Appreciation Fund (d)	55,896,939	1,490,771,360
Fidelity International Discovery Fund (d)	35,857,959	1,855,649,383
Fidelity Overseas Fund (d)	30,893,485	1,759,692,881

TOTAL FOREIGN LARGE GROWTH FUNDS		6,948,169,846

Foreign Large Value Funds - 19.6%
Fidelity International Value Fund (d)	25,377,058	207,330,563
Fidelity SAI International Value Index Fund (d)	311,910,654	2,669,955,193

TOTAL FOREIGN LARGE VALUE FUNDS		2,877,285,756

Foreign Small Mid Blend Funds - 1.4%
iShares MSCI EAFE Small-Cap ETF (c)	3,317,080	213,354,586
Foreign Small Mid Growth Funds - 0.7%
Fidelity International Small Cap Opportunities Fund (d)	4,143,334	96,291,075
Sector Funds - 0.7%
Fidelity Advisor International Real Estate Fund Class I (d)	7,913,464	102,004,554
Other - 4.5%
Fidelity Advisor Japan Fund Class I (d)	21,432,312	419,216,013
Fidelity Japan Smaller Companies Fund (d)	2,607,622	45,529,088
iShares MSCI Japan ETF (c)	917,956	59,107,187
JPMorgan BetaBuilders Japan ETF (c)	4,905,715	131,816,562

TOTAL OTHER		655,668,850

TOTAL EQUITY FUNDS
(Cost $10,404,147,046)		12,394,824,206

Other - 0.1%
Commodity Funds - Broad Basket - 0.1%
Fidelity SAI Inflation-Focused Fund (d)
(Cost $6,694,501)	851,569	8,464,593

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.11% 12/3/20 to 2/25/21 (e)
(Cost $59,781,979)	59,790,000	59,782,697

Money Market Funds - 6.1%
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	92,209,204	92,218,425
State Street Institutional U.S. Government Money Market Fund Premier Class .02% (h)	799,565,118	799,565,118
TOTAL MONEY MARKET FUNDS
(Cost $891,783,543)		891,783,543
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $12,563,295,183)		14,758,586,138
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(86,483,243)
NET ASSETS - 100%		$14,672,102,895

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Dec. 2020	$32,893,750	$4,118,062	$4,118,062
ICE E-mini MSCI EAFE Index Contracts (United States)	7,388	Dec. 2020	750,990,200	38,597,644	38,597,644
TOTAL FUTURES CONTRACTS					$42,715,706

The notional amount of futures purchased as a percentage of Net Assets is 5.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,312,252 or 0.3% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,782,697.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$112,133
Total	$112,133

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor International Real Estate Fund Class I	$90,819,267	$5,760,740	$--	$1,534,039	$--	$5,424,547	$102,004,554
Fidelity Advisor Japan Fund Class I	261,585,312	55,842,473	--	--	--	101,788,228	419,216,013
Fidelity Advisor Overseas Fund Class I	73,378,625	--	--	--	--	14,023,744	87,402,369
Fidelity Diversified International Fund	1,328,945,986	111,203,922	--	--	--	314,503,945	1,754,653,853
Fidelity International Capital Appreciation Fund	1,155,854,840	60,630,200	--	--	--	274,286,320	1,490,771,360
Fidelity International Discovery Fund	1,306,698,955	201,970,250	--	--	--	346,980,178	1,855,649,383
Fidelity International Small Cap Opportunities Fund	74,242,760	2,000,000	--	--	--	20,048,315	96,291,075
Fidelity International Value Fund	186,775,146	--	--	--	--	20,555,417	207,330,563
Fidelity Japan Smaller Companies Fund	38,462,431	--	--	--	--	7,066,657	45,529,088
Fidelity Overseas Fund	1,352,562,045	125,977,224	--	--	--	281,153,612	1,759,692,881
Fidelity Pacific Basin Fund	156,211,773	--	--	--	--	55,001,394	211,213,167
Fidelity SAI Inflation-Focused Fund	--	6,694,502	--	194,501	--	1,770,091	8,464,593
Fidelity SAI International Index Fund	--	180,000,000	--	--	--	62,069,963	242,069,963
Fidelity SAI International Low Volatility Index Fund	783,215,335	225,630,199	--	--	--	39,920,875	1,048,766,409
Fidelity SAI International Value Index Fund	1,044,676,873	1,458,605,689	--	--	--	166,672,638	2,669,955,200
Total	$7,853,429,348	$2,434,315,199	$--	$1,728,540	$--	$1,711,265,924	$11,999,010,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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